Mercury HW Equity
Fund for Insurance
Companies
of Mercury HWF unds


Annual Report

June 30, 2001


Mercury HW Equity Fund for Insurance Companies


PORTFOLIO INFORMATION
June 30, 2001


Ten Largest                            Percent of
Equity Holdings                        Net Assets

Philip Morris Companies Inc.               4.3%
The Allstate Corporation                   3.1
Computer Associates International, Inc.    3.0
The Dow Chemical Company                   2.8
Eastman Kodak Company                      2.8
Alcoa Inc.                                 2.7
The May Department Stores
  Company                                  2.4
Verizon Communications                     2.4
Washington Mutual, Inc.                    2.2
Ford Motor Company                         2.2


Five Largest                          Percent of
Industries                            Net Assets

Insurance                                 11.3%
Electric--Integrated                       9.4
Telephone                                  7.8
Paper & Forest Products                    6.2
Banks                                      5.0


Mercury HW Equity Fund for Insurance Companies


DEAR SHAREHOLDER:
Fiscal Year in Review
We are pleased to present you with this annual report for Mercury HW Equity Fund for Insurance Companies. The growth mania that had dominated the markets through the first quarter of 2000 has finally come to a screeching halt. Value investing surged forward during the 12 months ended June 30, 2001, as the unmanaged Standard & Poor's (S&P)/Barra Value Index posted a +7.92% return compared to the S&P 500 Index's dismal return of -14.83%. The Fund posted considerable gains over both broad-market and value-style indexes with a total return of +33.01% for the same period.

The Fund outperformed the S&P 500 Index by more than 100 basis points (1.00%) in every sector except health care, and in two cases (financials and information technology) exceeded the benchmark by more than 1,000 basis points. In addition, security selection was positive across all sectors except health care, contributing more than 30 percentage points to the Fund's outperformance.

The Fund's two strongest-performing areas relative to the S&P 500 Index were the information technology and financials sectors which, when combined, contributed more than 25 percentage points to the Fund's outperformance. Within the financials sector, insurance stocks posted the strongest gains, benefiting from improvements in pricing fundamentals, falling interest rates, and recently passed estate tax and retirement savings legislation. Portfolio holdings such as The Allstate Corporation (+101.6%), American General Corporation (+55.9%), and The St. Paul Companies, Inc. (+51.9%) led the advance. Favorable security selection (National Semiconductor Corporation, +42.6%) coupled with an underweighted position in the beleaguered information technology sector resulted in an additional 1,500 basis points of relative outperformance. The health care sector was the sole detractor from the Fund's performance, hampered by near-term operational concerns regarding our portfolio holding in Aetna Inc.

Although value stocks have had a remarkable recovery during the last 15 months, pricing discrepancies between value and growth still exist. We remain fully committed to the value end of the market and anticipate that the Fund is positioned to deliver competitive returns as valuation anomalies are eliminated and rational pricing returns to the market.

In Conclusion
We appreciate your continued support of Mercury HW Equity Fund for Insurance Companies, and we look forward to serving your investment needs.

Sincerely,

(Nancy D. Celick)
Nancy D. Celick
President


(Sheldon Lieberman)
Sheldon Lieberman
Portfolio Manager

(Gail Bardin)
Gail Bardin
Portfolio Manager

August 15, 2001





Mercury HW Equity Fund for Insurance Companies


FUND PERFORMANCE DATA
June 30, 2001

About Fund Performance
None of the past results shown should be considered a representation of future performance. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The Fund's investment adviser reimburses all annual operating expenses of the Fund other than investment advisory fees. If the investment adviser did not pay such expenses, net returns would be lower.


Recent Performance Results


                                                     6-Month        12-Month
As of June 30, 2001                                Total Return   Total Return

Mercury HW Equity Fund for Insurance Companies         +9.82%        +33.01%
Standard &Poor's 500 Index*                            -6.70         -14.83

*This unmanaged broad-based Index is comprised of common stocks.

Average Annual Total Return
                                                                    %Return

One Year Ended 6/30/01                                               +33.01%
Five Years Ended 6/30/01                                             +12.68
Inception (1/29/93) through 6/30/01                                  +13.29



Total Return Based on a $10,000 Investment

A line graph illustrating the growth of a $10,000 investment in Mercury HW Equity Fund for Insurance Companies in comparison with a similar investment in the Standard & Poor's 500 Index++++.
Values illustrated are:

Mercury HW Equity Fund
for Insurance Companies

Year                  Value

01/29/1993           $10,000
6/1993               $10,462
6/1994               $10,606
6/1995               $12,793
6/1996               $15,726
6/1997               $20,161
6/1998               $24,937
6/1999               $26,755
6/2000               $21,476
6/2001               $28,565

Standard & Poor's 500 Index++++

Year                  Value

01/29/1993           $10,000
6/1993               $10,401
6/1994               $10,547
6/1995               $13,297
6/1996               $16,754
6/1997               $22,569
6/1998               $29,375
6/1999               $36,059
6/2000               $38,673
6/2001               $32,938


*Commencement of operations.
++Including advisory fees. The Fund invests primarily in common stocks of US companies.
++++This unmanaged broad-based Index is comprised of common stocks.



Mercury HW Equity Fund for Insurance Companies

SCHEDULE OF INVESTMENTS
June 30, 2001

COMMON STOCKS--97.3%
                                                                   In US Dollars
                                                          Shares Held         Value
Aerospace & Defense--2.9%
     Lockheed Martin Corporation                              25,000      $   926,251
     Northrop Grumman Corporation                              2,300          184,230
     Rockwell International Corporation                        6,400          243,968
                                                                          -----------
                                                                            1,354,449
                                                                          -----------

Apparel/Textiles--0.6%
     Russell Corporation                                      16,200          275,238
                                                                          -----------
Appliances and Furniture--0.8%
     Whirlpool Corporation                                     6,100          381,250
                                                                          -----------
Auto--Truck--4.2%
     Ford Motor Company                                       40,812        1,001,935
     General Motors Corporation                               14,701          946,009
                                                                          -----------
                                                                            1,947,944
                                                                          -----------
Auto Components--3.3%
     ArvinMeritor, Inc.                                        7,500          125,550
     Dana Corporation                                         20,000          466,800
     Delphi Automotive Systems Corporation                    16,925          269,615
     TRW Inc.                                                 14,400          590,400
     ++Visteon Corporation                                     2,697           49,571
                                                                          -----------
                                                                            1,501,936
                                                                          -----------
Banks--5.0%
     Bank One Corporation                                     21,300          762,540
     First Union Corporation                                  19,570          683,776
     KeyCorp                                                  23,100          601,755
     UnionBanCal Corporation                                   7,600          256,120
                                                                          -----------
                                                                            2,304,191
                                                                          -----------
Beverages--0.9%
     Anheuser-Busch Companies, Inc.                           10,200          420,240
                                                                          -----------
Chemicals--2.8%
     The Dow Chemical Company                                 39,649        1,318,329
                                                                          -----------
Commercial Services & Supplies--1.7%
     Waste Management, Inc.                                   26,430          814,573
                                                                          -----------
Computer Services/Software--3.0%
     Computer Associates International, Inc.                  39,300        1,414,800
                                                                          -----------
Containers--1.3%
     ++Pactiv Corporation                                     45,700          612,380
                                                                          -----------
Diversified Financials--2.1%
     Federal National Mortgage Association                     5,500          468,325
     Household International, Inc.                             7,719          514,857
                                                                          -----------
                                                                              983,182
                                                                          -----------
Electric--Integrated--9.4%
     American Electric Power Company, Inc.                     4,500          207,765
     CMS Energy Corporation                                   13,400          373,190
     DTE Energy Company                                       16,700          775,548
     Edison International                                     40,800          454,920
     Entergy Corporation                                       7,900          303,281
     Exelon Corporation                                       13,700          878,444
     GPU, Inc.                                                 5,700          200,355
     PPL Corporation                                           4,837          266,035


Mercury HW Equity Fund for Insurance Companies

SCHEDULE OF INVESTMENTS (continued)
June 30, 2001
                                                                    In US Dollars
                                                            Shares Held         Value
Electric--Integrated (concluded)
     Public Service Enterprise Group Incorporated             11,300      $   552,570
     SCANA Corporation                                        11,932          338,869
                                                                          -----------
                                                                            4,350,977
                                                                          -----------
Electric Utilities--1.3%
     TXU Corp.                                                12,902          621,747
                                                                          -----------
Food Products--1.5%
     ++Kraft Foods Inc. (Class A)                             15,800          489,800
     Sara Lee Corporation                                     11,000          208,340
                                                                          -----------
                                                                              698,140
                                                                          -----------
Health Care--Drugs--0.8%
     American Home Products Corporation                        6,500          379,860
                                                                          -----------
Hotels, Restaurants & Leisure--2.7%
     Carnival Corporation                                      7,400          227,180
     ++Mandalay Resort Group                                  19,000          520,600
     P & O Princess Cruises PLC (ADR)(a)                       6,000          127,200
     ++Tricon Global Restuarants, Inc.                         8,500          373,150
                                                                          -----------
                                                                            1,248,130
                                                                          -----------
Household Products--1.0%
     The Procter & Gamble Company                              7,600          484,880
                                                                          -----------
Insurance--11.3%
     ++Aetna Inc. (New Shares)                                38,600          998,582
     Allmerica Financial Corporation                           4,400          253,000
     The Allstate Corporation                                 33,200        1,460,468
     American General Corporation                              6,674          310,007
     Lincoln National Corporation                             11,500          595,125
     ++MetLife, Inc.                                          30,850          955,733
     The St. Paul Companies, Inc.                             13,700          694,453
                                                                          -----------
                                                                            5,267,368
                                                                          -----------
Leisure/Toys--1.4%
     Fortune Brands, Inc.                                     16,400          629,104
                                                                          -----------
Leisure Equipment & Products--2.8%
     Eastman Kodak Company                                    27,600        1,288,368
                                                                          -----------
Machinery--1.0%
     CNH Global NV                                            40,900          242,537
     Harsco Corporation                                        9,300          252,309
                                                                          -----------
                                                                              494,846
                                                                          -----------

Medical Products & Supplies--1.4%
     Baxter International Inc.                                13,400          656,600
                                                                          -----------
Metals & Mining--2.7%
     Alcoa Inc.                                               32,416        1,277,190
                                                                          -----------
Multiline Retail--2.2%
     J.C. Penney Company, Inc.                                14,400          379,584
     Sears, Roebuck & Co.                                     15,100          638,881
                                                                          -----------
                                                                            1,018,465
                                                                          -----------
Oil--Domestic--3.8%
     Occidental Petroleum Corporation                         30,700          816,313
     USX-Marathon Group                                       13,500          398,385
     Ultramar Diamond Shamrock Corporation                    10,600          500,850
                                                                          -----------
                                                                            1,715,548
                                                                          -----------

Mercury HW Equity Fund for Insurance Companies

SCHEDULE OF INVESTMENTS (concluded)
June 30, 2001

                                                                    In US Dollars
                                                            Shares Held         Value
Paper & Forest Products--6.2%
     Georgia-Pacific Corporation (Timber Group)               18,300      $   654,225
     Georgia-Pacific Group                                    10,700          362,195
     International Paper Company                              26,365          941,231
     Weyerhaeuser Company                                     17,000          934,490
                                                                          -----------
                                                                            2,892,141
                                                                          -----------
Retail--Department Stores--2.4%
     The May Department Stores Company                        33,000        1,130,580
                                                                          -----------
Road & Rail--1.2%
     CSX Corporation                                           3,300          119,592
     Norfolk Southern Corporation                             19,800          409,860
                                                                          -----------
                                                                              529,452
                                                                          -----------
Satellite Telecom--0.1%
     ++General Motors Corporation (Class H)                    1,500           30,375
                                                                          -----------
Savings & Loans--2.2%
     Washington Mutual, Inc.                                  27,636        1,037,732
                                                                          -----------
Semiconductor Equipment & Products--0.9%
     ++National Semiconductor Corporation                     14,200          413,504
                                                                          -----------
Telephone--7.8%
     ALLTEL Corporation                                       12,100          741,246
     AT&T Corp.                                               28,550          628,100
     SBC Communications Inc.                                  14,090          564,445
     Sprint Corporation                                       27,570          588,895
     Verizon Communications                                   20,588        1,101,458
                                                                          -----------
                                                                            3,624,144
                                                                          -----------
Tobacco--4.3%
     Philip Morris Companies Inc.                             39,500        2,004,625
                                                                          -----------
Transportation--Freight--0.3%
     Ryder System, Inc.                                        8,000          156,800
                                                                          -----------
Total Common Stocks (Cost--$35,647,256)                                    45,279,088
                                                                          -----------

Total Investments (Cost--$35,647,256)--97.3%                               45,279,088

Time Deposit*--2.4%                                                         1,139,601

Other Assets Less Liabilities--0.3%                                           134,339
                                                                          -----------
Net Assets--100.0%                                                        $46,553,028
                                                                          ===========


++Non-income producing security.
*Time deposit bears interest at 2.75% and matures on 7/2/2001.
(a)American Depositary Receipts (ADR).


See Notes to Financial Statements.


Mercury HW Equity Fund for Insurance Companies

STATEMENT OF ASSETS AND LIABILITIES
As of June 30, 2001
Assets:
Investments, at value (identified cost--$35,647,256)                                                        $ 45,279,088
Time deposit                                                                                                   1,139,601
Cash                                                                                                               2,962
Receivables:
 Securities sold                                                                            $   155,615
 Dividends                                                                                      103,563
 Interest                                                                                            87          259,265
                                                                                            -----------     ------------
Total assets                                                                                                  46,680,916
                                                                                                            ------------
Liabilities:
Payables:
 Securities purchased                                                                           100,466
 Investment adviser                                                                              16,273
 Capital shares redeemed                                                                          7,500          124,239
                                                                                           ------------
Accrued expenses                                                                                                   3,649
                                                                                                            ------------
Total liabilities                                                                                                127,888
                                                                                                            ------------
Net Assets:
Net assets                                                                                                  $ 46,553,028
                                                                                                            ============
Net Assets Consist of:
Paid-in capital                                                                                             $ 36,253,303
Undistributed investment income--net                                                                              29,320
Undistributed realized capital gains on investments--net                                                         638,573
Unrealized appreciation on investments--net                                                                    9,631,832
                                                                                                            ------------
Net assets--Equivalent to $15.81 per share based on 2,944,249
shares outstanding++                                                                                        $ 46,553,028
                                                                                                           ============\

++Unlimited shares of no par value authorized.


See Notes to Financial Statements.

Mercury HW Equity Fund for Insurance Companies

STATEMENT OF OPERATIONS
For the Year Ended June 30, 2001
Investment Income:
Dividends (net of $4,823 foreign withholding tax)                                                           $  1,135,942
Interest                                                                                                          69,223
                                                                                                            ------------
Total income                                                                                                   1,205,165
                                                                                                            ------------

Expenses:
Investment advisory fees                                                                    $   216,113
Accounting services                                                                              27,139
Printing and shareholder reports                                                                 15,189
Professional fees                                                                                11,951
Custodian fees                                                                                    5,754
Trustees' fees and expenses                                                                       2,385
Transfer agent fees                                                                               1,460
Pricing fees                                                                                        561
Other expenses                                                                                    2,548
                                                                                           ------------
Total expenses before reimbursement                                                             283,100
Reimbursement of expenses                                                                      (66,987)
                                                                                           ------------
Total expenses after reimbursement                                                                               216,113
                                                                                                            ------------
Investment income--net                                                                                           989,052
                                                                                                            ------------
Realized & Unrealized Gain on Investments--Net:
Realized gain on investments--net                                                                              1,913,881
Change in unrealized appreciation on investments--net                                                          8,660,777
                                                                                                            ------------
Net Increase in Net Assets Resulting from Operations                                                        $ 11,563,710
                                                                                                            ============


See Notes to Financial Statements.


Mercury HW Equity Fund for Insurance Companies

STATEMENTS OF CHANGES IN NET ASSETS
                                                                                             For the Year Ended June 30,
Increase (Decrease) in Net Assets:                                                             2001             2000
Operations:
Investment income--net                                                                      $   989,052     $  1,023,571
Realized gain on investments--net                                                             1,913,881        1,458,307
Change in unrealized appreciation on investments--net                                         8,660,777     (11,104,560)
                                                                                           ------------     ------------
Net increase (decrease) in net assets resulting
from operations                                                                              11,563,710      (8,622,682)
                                                                                           ------------     ------------
Dividends & Distributions to Shareholders:
Investment income--net                                                                        (962,736)      (1,020,548)
Realized gain on investments--net                                                           (1,089,276)      (3,053,972)
                                                                                           ------------     ------------
Net decrease in net assets resulting from dividends
and distributions to shareholders                                                           (2,052,012)      (4,074,520)
                                                                                           ------------     ------------
Capital Share Transactions:
Increase in net assets derived from capital share transactions                                2,014,657        4,044,519
                                                                                           ------------     ------------
Net Assets:
Total increase (decrease) in net assets                                                      11,526,355      (8,652,683)
Beginning of year                                                                            35,026,673       43,679,356
                                                                                           ------------     ------------
End of year*                                                                                $46,553,028     $ 35,026,673
                                                                                           ============     ============

*Undistributed investment income--net                                                       $    29,320     $      3,004
                                                                                           ============     ============

See Notes to Financial Statements.


Mercury HW Equity Fund for Insurance Companies

FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived from information provided in the financial statements.
                                                                                   For the Year Ended June 30,
Increase (Decrease) in Net Asset Value:                                  2001       2000    1999       1998      1997
Per Share Operating Performance:
Net asset value, beginning of year                                     $ 12.50    $ 17.46   $ 18.55   $ 16.32    $ 13.51
                                                                       -------    -------   -------   -------    -------
Investment income--net                                                     .35        .39       .41       .41        .39
Realized and unrealized gain (loss) on investments--net                   3.68     (3.75)       .70      3.31       3.30
                                                                       -------    -------   -------   -------    -------
Total from investment operations                                          4.03     (3.36)      1.11      3.72       3.69
                                                                       -------    -------   -------   -------    -------
   Less dividends and distributions:
Investment income--net                                                   (.34)      (.39)     (.41)     (.41)      (.40)
Realized gain on investments--net                                        (.38)     (1.21)    (1.79)    (1.08)      (.48)
                                                                       -------    -------   -------   -------    -------
Total dividends and distributions                                        (.72)     (1.60)    (2.20)    (1.49)      (.88)
                                                                       -------    -------   -------   -------    -------
Net asset value, end of year                                           $ 15.81    $ 12.50   $ 17.46   $ 18.55    $ 16.32
                                                                       =======    =======   =======   =======    =======
Total Investment Return:
Based on net asset value per share                                      33.01%   (19.74%)     7.29%    23.69%     28.20%
                                                                       =======    =======   =======   =======    =======
Ratios to Average Net Assets:
Expenses, net of reimbursement                                            .52%       .53%      .52%      .52%       .53%
                                                                       =======    =======   =======   =======    =======
Expenses                                                                  .69%       .68%      .65%      .73%       .75%
                                                                       =======    =======   =======   =======    =======
Investment income--net                                                   2.40%      2.69%     2.41%     2.27%      2.72%
                                                                       =======    =======   =======   =======    =======
Supplemental Data:
Net assets, end of year (in thousands)                                 $46,553    $35,027   $43,679   $40,730    $32,960
                                                                       =======    =======   =======   =======    =======
Portfolio turnover                                                         31%        21%       14%       21%        22%
                                                                       =======    =======   =======   =======    =======

See Notes to Financial Statements.


Mercury HW Equity Fund for Insurance Companies


NOTES TO FINANCIAL STATEMENTS
June 30, 2001


Note 1. Significant Accounting Policies:
Mercury HW Equity Fund for Insurance Companies (the "Fund") (formerly Equity Fund for Insurance Companies) is a fund of Mercury HW Funds (the "Trust") (formerly Hotchkis and Wiley Funds). The Trust is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company, which is organized as a Massachusetts business trust. The sole shareholder of the Fund is The Prudential Insurance Company of America. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Shares of the Fund are offered only to insurance companies. The Fund issues a single class (Investor Class) of shares. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Short-term securities are valued at amortized cost, which approximates market value. Other investments are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, withholding taxes may be imposed on interest, dividends and capital gains at various rates.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(e) Expenses--Common expenses incurred by the Trust are allocated among the funds based upon: (i) relative net assets; (ii) as incurred on a specific identification basis; or (iii) evenly among the funds, depending on the nature of the expenditure.

Note 2.Investment Advisory Agreement and Transactions with
Affiliates:
The Trust has entered into an Investment Advisory Agreement for the Fund with Fund Asset Management, L.P., doing business as Mercury Advisors. The general partner of Mercury Advisors is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. Mercury Advisors is responsible for the management of the Fund's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .60% of the first $10 million and .50% in excess of $10 million of the average daily value of the Fund's net assets. Mercury Advisors pays all of the annual operating expenses relating to the Fund other than investment advisory fees. For the year ended June 30, 2001, Mercury Advisors or its affiliate paid $66,987 of operating expenses on behalf of the Fund.


NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2001


Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Trust are officers and/or directors of Mercury Advisors, PSI, FDS, and/or ML & Co.

Note 3. Investments:
Purchases and sales of investments, excluding short-term securities, for the year ended June 30, 2001 were $13,603,445 and $12,491,860, respectively.

Net realized gains for the year ended June 30, 2001 and net unrealized gains as of June 30, 2001 were as follows:

                                       Realized        Unrealized
                                         Gains            Gains

Long-term investments                 $1,913,881       $9,631,832
Total                                 $1,913,881       $9,631,832

As of June 30, 2001, net unrealized appreciation for Federal income tax purposes aggregated $9,631,832, of which $12,631,546 related to appreciated securities and $2,999,714 related to depreciated securities. The aggregate cost of investments at June 30, 2001 for Federal income tax purposes was $35,647,256.

Note 4. Capital Share Transactions:
Transactions in capital shares were as follows:

For the Year                                        Dollar
Ended June 30, 2001                   Shares        Amount

Shares sold                                10     $      146
Shares issued to shareholders
in reinvestment of dividends
and distributions                     144,604      2,052,012
                                  -----------    -----------
Total issued                          144,614      2,052,158
Shares redeemed                       (2,634)       (37,501)
                                  -----------     ----------
Net increase                          141,980     $2,014,657
                                  ===========     ==========


For the Year                                        Dollar
Ended June 30, 2000                   Shares        Amount

Shares issued to shareholders
in reinvestment of dividends
and distributions                     303,168     $4,074,520
Shares redeemed                       (2,047)       (30,001)
                                  -----------     ----------
Net increase                          301,121     $4,044,519
                                  ===========     ==========


NOTES TO FINANCIAL STATEMENTS (Continued)
June 30, 2001


Note 5.Change in Independent Auditors
On July 31, 2001, the Board of Trustees of the Trust, upon the recommendation of the Board's audit committee, approved a change of the Fund's independent auditors to Ernst & Young LLP. For the periods ended June 30, 1997 through June 30, 2000, PricewaterhouseCoopers LLP expressed an unqualified opinion on the Fund's financial statements. Further, there were no disagreements between Fund management and PricewaterhouseCoopers LLP prior to their resignation.

Note 6.Subsequent Event
On August 11, 2001, Merrill Lynch Investment Managers, L.P. ("MLIM"), an affiliate of the Funds' investment adviser, agreed to sell the domestic equity asset management business of MLIM's Los Angeles operation to Hotchkis and Wiley Capital Management, LLC, subject to satisfaction of certain conditions. The same portfolio managers will continue managing the Fund.

Mercury HW Equity Fund for Insurance Companies


REPORT OF INDEPENDENT AUDITORS
June 30, 2001

To the Board of Trustees of Mercury HWFunds and Shareholders of the Mercury HW Equity Fund for Insurance Companies:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Mercury HW Equity Fund for Insurance Companies (one of the portfolios comprising the Mercury HW Funds) as of June 30, 2001, and the related statements of operations and changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended June 30, 2000 and financial highlights for each of the four years in the period then ended were audited by other auditors, whose report dated August 17, 2000 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the 2001 financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Mercury HWEquity Fund for Insurance Companies at June 30, 2001, the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States.

MetroPark, New Jersey
August 10, 2001


Mercury HW Equity Fund for Insurance Companies

IMPORTANT TAX INFORMATION (unaudited)
June 30, 2001
The following information summarizes all per share distributions paid by Mercury HW Equity Fund for Insurance Companies during the year ended June 30, 2001:

                                Qualifying   Non-Qualifying     Total        Long-Term
       Record     Payable        Ordinary       Ordinary       Ordinary       Capital
        Date        Date          Income         Income         Income         Gains
     09/22/2000  09/28/2000      $.062391       $.023442       $.085833       $.000000
     12/11/2000  12/15/2000      $.142502       $.054479       $.196981       $.293107
     03/23/2001  03/29/2001      $.054934       $.021001       $.075935       $.000000
     06/22/2001  06/28/2001      $.051478       $.019680       $.071158       $.000000

The qualifying domestic ordinary income qualifies for the dividends received deduction for corporations.

Please retain this information for your records.

Mercury HW Equity Fund for Insurance Companies


OFFICERS AND TRUSTEES

Robert L. Burch III, Trustee
John A. G. Gavin, Trustee
Joe Grills, Trustee
Nigel Hurst-Brown, Trustee
Madeline A. Kleiner, Trustee
Richard R. West, Trustee
Nancy D. Celick, President
Donald C. Burke, Vice President and Treasurer
Phillip S. Gillespie, Secretary
Anna Marie S. Lopez, Assistant Treasurer and Assistant Secretary

Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(888) 763-2260


This report is authorized for distribution only to Policyowners of Mercury HW Equity Fund for Insurance Companies of Mercury HW Funds. This report is not authorized for use as an offer of sale or solicitation of an offer to buy shares of the Fund or the policies. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance information used throughout this report does not include insurance-related fees and expenses. Statements and other information herein are as dated and are subject to change.


Mercury HW Equity Fund for Insurance Companies of
Mercury HW Funds
725 South Figueroa Street, Suite 4000
Los Angeles, CA
90017-5400


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